THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM
              13F FILED ON AUGUST 14, 2006 PURSUANT TO A REQUEST
                 FOR CONFIDENTIAL TREATMENT AND FOR WHICH SUCH
                       CONFIDENTIAL TREATMENT EXPIRED ON
                              NOVEMBER 14, 2006.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2006
                                              ----------------------------------

Check here if Amendment [ X  ]; Amendment Number: 1
                                                  -------------
     This Amendment (Check only one.):      [  ] is a restatement.
                                            [ X ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Magnetar Financial LLC
Address:     1603 Orrington Avenue
             13th Floor
             Evanston, IL  60201

Form 13F File Number: 028-11800
                      ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Michael Turro
Title:       Chief Compliance Officer
Phone:       (847) 905-4690

Signature, Place, and Date of Signing:




/s/ Michael Turro              Evanston, IL               November 13, 2006
-----------------------------  -------------------------  -----------------
[Signature]                        [City, State]               [Date]

Report Type (Check only one.):

[ X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:            0
                                           ------------------------------

Form 13F Information Table Entry Total:       5
                                           ------------------------------

Form 13F Information Table Value Total:    $340,631
                                           ------------------------------
                                                  (thousands)

List of Other Included Managers:

Provide a numbered list of name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

None

                                                MAGNETAR FINANCIAL LLC
                                                      FORM 13F
                                              QUARTER ENDED JUNE 30, 2006

                                                                                                                VOTING AUTHORITY
                                                    VALUE        SHRS OR  SH/ PUT/  INVESTMENT   OTHER     ------------------------
NAME OF ISSUER             CLASS TITLE  CUSIP      (X$1,000)     PRN AMT  PRN CALL  DISCRETION  MANAGERS   SOLE      SHARED    NONE
--------------             -----------  -----      ---------     -------  --- ----  ----------  --------   ----      ------    ----
-------------------------- ---------- ---------- ------------ ----------- --- ----  ----------  ---------  -----     ------    ----
FALCONBRIDGE LTD NEW 2005  COM        306104100       $32,945     625,500 SH        SOLE                   SOLE
-------------------------- ---------- ---------- ------------ ----------- --- ----  ----------  ---------  -----     ------    ----

GOLDEN WEST FINL CORP DEL  COM        381317106      $136,438   1,838,791 SH        SOLE                   SOLE
-------------------------- ---------- ---------- ------------ ----------- --- ----  ----------  ---------  -----     ------    ----

MAVERICK TUBE CORP         COM        577914104       $97,280   1,539,488 SH        SOLE                   SOLE
-------------------------- ---------- ---------- ------------ ----------- --- ----  ----------  ---------  -----     ------    ----

MAVERICK TUBE CORP         NOTE       577914AD4       $24,672      15,000 PRN       SOLE                   SOLE
                           1.875%
                           11/1
-------------------------- ---------- ---------- ------------ ----------- --- ----  ----------  ---------  -----     ------    ----

PHELPS DODGE CORP          COM        717265102       $49,296     600,000 SH        SOLE                   SOLE
-------------------------- ---------- ---------- ------------ ----------- --- ----  ----------  ---------  -----     ------    ----